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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2012

Check here if Amendment [X]; Amendment Number: 1
   This Amendment (Check only one.): [x] is a restatement.
                                     [_] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:    The Dow Chemical Company
Address: 2030 Dow Center
         Midland, MI 48764

Form 13F File Number: 28-00590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:  Ronald C. Edmonds
Title: Vice President & Controller
Phone: 989-636-5018

SIGNATURE, PLACE, AND DATE OF SIGNING:

 Ronald C. Edmonds     Midland, MI    May 11, 2012
-------------------   -------------   -----------
    (Signature)       (City, State)     (Date)

REPORT TYPE (CHECK ONE ONLY):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         76
Form 13F Information Table Value Total: $1,098,561
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----

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Page 1 of 1
For Period Ending: 3/31/2012

                                    FORM 13F
               Name of Reporting Manager: The Dow Chemical Company

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
                                                                                        ITEM 6:
      ITEM 1:            ITEM 2:       ITEM 3:     ITEM 4:        ITEM 5:       INVESTMENT DISCRETION  ITEM 7:        ITEM 8:
                                                                                ---------------------
                                                    FAIR                                (B)                       VOTING AUTHORITY
                                                   MARKET                              SHARED   (C)            ---------------------
                                        CUSIP       VALUE              SH/ CALL/  (A)    AS   SHARED-                      (B)   (C)
NAME OF ISSUER       TITLE OF CLASS     NUMBER   IN (000'S)   SHARES  PRN  PUT   SOLE DEFINED  OTHER  MANAGERS  (A) SOLE SHARED NONE
------------------- ---------------- ----------- ---------- --------- ---- ----- ---- ------- ------- -------- --------- ------ ----
SPDR S&P 500 ETF TR TR UNIT          78462F 10 3    342,483 2,433,856 SH         Sole                          2,433,856
ISHARES TR          MSCI EMERG MKT   464287 23 4    281,223 6,549,218 SH         Sole                          6,549,218
ISHARES TR          S&P 500 INDEX    464287 20 0     63,461   449,412 SH         Sole                            449,412
SELECT SECTOR SPDR
  TR                SBI INT-FINL     81369Y 60 5     32,538 2,062,003 SH         Sole                          2,062,003
SPDR DOW JONES INDL
  AVRG ETF          UT SER 1         78467X 10 9     31,037   235,500 SH         Sole                            235,500
VANGUARD INTL
  EQUITY INDEX F    MSCI EMR MKT ETF 922042 85 8     28,300   651,022 SH         Sole                            651,022
SELECT SECTOR SPDR
  TR                SBI INT-UTILS    81369Y 88 6     27,940   797,134 SH         Sole                            797,134
VANGUARD INDEX FDS  LARGE CAP ETF    922908 63 7     27,705   430,000 SH         Sole                            430,000
SELECT SECTOR SPDR
  TR                SBI INT-INDS     81369Y 70 4     25,001   668,107 SH         Sole                            668,107
SELECT SECTOR SPDR
  TR                SBI CONS STPLS   81369Y 30 8     16,968   497,876 SH         Sole                            497,876
PROCTER & GAMBLE CO COM              742718 10 9     11,285   167,900 SH         Sole                            167,900
CISCO SYS INC       COM              17275R 10 2     10,389   491,200 SH         Sole                            491,200
MICROSOFT CORP      COM              594918 10 4      9,091   281,900 SH         Sole                            281,900
ISHARES TR          S&P 100 IDX FD   464287 10 1      8,998   140,500 SH         Sole                            140,500
SELECT SECTOR SPDR
  TR                SBI HEALTHCARE   81369Y 20 9      8,808   234,321 SH         Sole                            234,321
JUNIPER NETWORKS
  INC               COM              48203R 10 4      7,916   346,000 SH         Sole                            346,000
NETAPP INC          COM              64110D 10 4      7,853   175,400 SH         Sole                            175,400
GENERAL MTRS CO     COM              37045V 10 0      6,977   272,000 SH         Sole                            272,000
CORNING INC         COM              219350 10 5      6,329   449,480 SH         Sole                            449,480
SELECT SECTOR SPDR
  TR                SBI INT-ENERGY   81369Y 50 6      5,951    82,963 SH         Sole                             82,963
MARVELL TECHNOLOGY
  GROUP LTD         ORD              G5876H 10 5      5,889   374,400 SH         Sole                            374,400
SYMANTEC CORP       COM              871503 10 8      5,857   313,200 SH         Sole                            313,200
ABERCROMBIE & FITCH
  CO                CL A             002896 20 7      5,755   116,000 SH         Sole                            116,000
AT&T INC            COM              00206R 10 2      5,621   180,000 SH         Sole                            180,000
AMAZON COM INC      COM              023135 10 6      5,468    27,000 SH         Sole                             27,000
BANK OF AMERICA
  CORPORATION       COM              060505 10 4      5,431   567,500 SH         Sole                            567,500
BROADCOM CORP       CL A             111320 10 7      5,266   134,000 SH         Sole                            134,000
MERCK & CO INC NEW  COM              58933Y 10 5      5,011   130,500 SH         Sole                            130,500
SELECT SECTOR SPDR
  TR                SBI CONS DISCR   81369Y 40 7      4,998   110,827 SH         Sole                            110,827
BOSTON SCIENTIFIC
  CORP              COM              101137 10 7      4,963   830,000 SH         Sole                            830,000
NOKIA CORP          SPONSORED ADR    654902 20 4      4,261   776,200 SH         Sole                            776,200
AMGEN INC           COM              031162 10 0      4,032    59,300 SH         Sole                             59,300
HARTFORD FINL SVCS
  GROUP INC         COM              416515 10 4      4,005   190,000 SH         Sole                            190,000
BAKER HUGHES INC    COM              057224 10 7      3,984    95,000 SH         Sole                             95,000
KRAFT FOODS INC     CL A             50075N 10 4      3,953   104,000 SH         Sole                            104,000
ENSCO PLC           SPONSORED ADR    29358Q 10 9      3,811    72,000 SH         Sole                             72,000
ABBOTT LABS         COM              002824 10 0      3,769    61,500 SH         Sole                             61,500
NVIDIA CORP         COM              67066G 10 4      3,678   239,000 SH         Sole                            239,000
JOHNSON CTLS INC    COM              478366 10 7      3,654   112,500 SH         Sole                            112,500
AKAMAI TECHNOLOGIES
  INC               COM              00971T 10 1      3,270    89,090 SH         Sole                             89,090
HALLIBURTON CO      COM              406216 10 1      3,253    98,000 SH         Sole                             98,000
GOOGLE INC          CL A             38259P 50 8      3,206     5,000 SH         Sole                              5,000
SELECT SECTOR SPDR
  TR                TECHNOLOGY       81369Y 80 3      3,126   103,682 SH         Sole                            103,682
BAXTER INTL INC     COM              071813 10 9      2,989    50,000 SH         Sole                             50,000
UNITED STATES STL
  CORP NEW          COM              912909 10 8      2,832    96,431 SH         Sole                             96,431
MOTOROLA SOLUTIONS
  INC               COM NEW          620076 30 7      2,614    51,428 SH         Sole                             51,428
PETROLEO BRASILEIRO
  SA PETRO          SPONSORED ADR    71654V 40 8      2,603    98,000 SH         Sole                             98,000
CITIGROUP INC       COM NEW          172967 42 4      2,559    70,000 SH         Sole                             70,000
MOSAIC CO NEW       COM              61945C 10 3      2,405    43,500 SH         Sole                             43,500
NABORS INDUSTRIES
  LTD               SHS              G6359F 10 3      2,221   127,000 SH         Sole                            127,000
GOLDMAN SACHS GROUP
  INC               COM              38141G 10 4      2,114    17,000 SH         Sole                             17,000
ELECTRONIC ARTS INC COM              285512 10 9      2,060   125,000 SH         Sole                            125,000
ENTROPIC
  COMMUNICATIONS
  INC               COM              29384R 10 5      1,787   306,444 SH         Sole                            306,444
ARCH COAL INC       COM              039380 10 0      1,703   159,040 SH         Sole                            159,040
GILEAD SCIENCES INC COM              375558 10 3      1,641    33,600 SH         Sole                             33,600
MOLSON COORS
  BREWING CO        CL B             60871R 20 9      1,584    35,000 SH         Sole                             35,000
INGERSOLL-RAND PLC  SHS              G47791 10 1      1,411    34,127 SH         Sole                             34,127
GOODYEAR TIRE &
  RUBR CO           COM              382550 10 1      1,122   100,000 SH         Sole                            100,000
NYSE EURONEXT       COM              629491 10 1        812    27,063 SH         Sole                             27,063
AETNA INC NEW       COM              00817Y 10 8        752    15,000 SH         Sole                             15,000
NORTHERN TR CORP    COM              665859 10 4        475    10,000 SH         Sole                             10,000
STATE STR CORP      COM              857477 10 3        455    10,000 SH         Sole                             10,000
INSULET CORP        COM              45784P 10 1        390    20,375 SH         Sole                             20,375
WEATHERFORD
  INTERNATIONAL LT  REG SHS          H27013 10 3        302    20,000 SH         Sole                             20,000
NEUROGESX INC       COM              641252 10 1        234   459,032 SH         Sole                            459,032
GOLDMAN SACHS GROUP
  INC               CALL             38141G 90 4        165    44,000 SH   Call  Sole                             44,000
BANK OF AMERICA
  CORPORATION       CALL             060505 90 4        124   100,000 SH   Call  Sole                            100,000
AMICUS THERAPEUTICS
  INC               COM              03152W 10 9        117    22,162 SH         Sole                             22,162
UNITED STATES STL
  CORP NEW          CALL             912909 90 8         55    30,000 SH   Call  Sole                             30,000
MOLSON COORS
  BREWING CO        CALL             60871R 90 9         50    55,000 SH   Call  Sole                             55,000
ALEXZA
  PHARMACEUTICALS
  INC               COM              015384 10 0         43    69,246 SH         Sole                             69,246
ELECTRONIC ARTS INC CALL             285512 90 9         43    50,000 SH   Call  Sole                             50,000
CYCLACEL
  PHARMACEUTICALS
  INC               COM              23254L 10 8         22    32,015 SH         Sole                             32,015
MOLSON COORS
  BREWING CO        PUT              60871R 95 9         18    25,000 SH   Put   Sole                             25,000
ABERCROMBIE & FITCH
  CO                CALL             002896 90 7         15    10,000 SH   Call  Sole                             10,000
TESLA MTRS INC      COM              88160R 10 1        330     8,850 SH         Sole                              8,850
GRAND TOTAL                                       1,098,561
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